Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Inventories	₩ 791,677	₩ 1,074,634
Merchandise [member]
Disclosure of inventories [line items]
Inventories	661,253	680,439
Others [member]
Disclosure of inventories [line items]
Inventories	130,424	394,195
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	936,115	1,188,215
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	805,691	794,020
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	130,424	394,195
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(144,438)	(113,581)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	₩ (144,438)	₩ (113,581)